Fair Value Measurement - Schedule of Aggregate Fair Values of Financial Instruments (Details) - Level 3 [Member] - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
2022 and 2023 Convertible Notes [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Balance	$ 36,283,891	[1]	$ 8,041,000		$ 8,041,000
Initial Fair Value of Instruments
Issuances			5,577,126	[1]	5,577,125		10,158,636
Change in Fair Value	(17,801,538)		20,230,983	[1]	22,665,765		(2,117,636)
Balance	18,482,353	[1]	33,849,109		36,283,891	[1]	8,041,000
Whiskey Special Ops Notes [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Balance	1,452,562	[1]
Initial Fair Value of Instruments
Issuances	3,353,850		261,596	[1]	1,353,473
Change in Fair Value	9,477,340			[1]	99,089
Balance	14,283,752	[1]	261,596		1,452,562	[1]
2022 Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Balance	794,868		433,000		433,000
Initial Fair Value of Instruments							581,364
Issuances					12,874
Change in Fair Value					348,994		(148,364)
Balance					794,868		433,000
Whiskey Special Ops Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of Financial Instruments [Line Items]
Balance	1,512,692	[1]
Initial Fair Value of Instruments
Issuances	302,020		313,404	[1]	1,621,527
Change in Fair Value	(1,796,054)			[1]	(108,835)
Balance	$ 18,658	[1]	$ 313,404		$ 1,512,692	[1]

[1]	(1)The above table has been revised to correct the following misstatements in previously issued interim condensed consolidated financial statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended September 30, 2024. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the misstatements from qualitative and quantitative perspectives, and concluded that the misstatements were not material to the interim condensed consolidated financial statements for the quarterly periods ended September 30, 2024 and 2023.